BBR ALO Fund, LLC

SCHEDULE OF INVESTMENTS

As of December 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 81.5%
	COMMUNICATIONS — 3.8%
287,644	Auto Trader Group PLC[1]	$2,272,628
3,336	Booking Holdings, Inc.*	17,865,381
166,849	Fox Corp.	12,191,656
2,902,000	HIK Trust and HKT, Ltd.[1]	4,291,774
542,334	Informa PLC[1]	6,459,489
897,344	Koninklijke KPN NV1	4,191,049
401,652	Pearson PLC[1]	5,682,223
365,899	Rightmove PLC[1]	2,561,589
501,775	Warner Bros Discovery, Inc.*	14,461,155
		69,976,944
	CONSUMER DISCRETIONARY — 7.2%
63,965	Amadeus IT Group SA1	4,721,674
134,144	Aristrocrat Leisure, Ltd.[1]	5,208,554
133,581	Buckle, Inc.	7,135,897
104,953	Bunzl PLC[1]	2,935,630
975,433	Copart, Inc.*	38,188,202
21,560	Dillard's, Inc.	13,072,690
309,300	Honda Motor Co., Ltd.[1]	3,031,618
110,875	Industria de Diseno Textil SA1	7,337,833
177,213	Lottomatica Group SPA[1]	4,662,952
3,891	NVR, Inc.*	28,376,168
110,800	Open House Group Co., Ltd.[1]	6,506,168
140,873	Signet Jewelers, Ltd.	11,675,554
		132,852,940
	CONSUMER STAPLES — 2.8%
115,148	British American Tobacco PLC[1]	6,537,775
36,710	Canadian Tire Corporation, Ltd.[1]	4,652,680
46,429	Danone[1]	4,187,500
333,375	Glanbia PLC[1]	5,713,545
752,148	Haleon PLC[1]	3,798,236
31,069	Kerry Group PLC[1]	2,846,684
84,229	Koninklijke Ahold Delhaize NV1	3,450,094
21,551	Philip Morris International, Inc.	3,456,780
29,676	Reckitt Benckiser Group PLC[1]	2,399,830
37,059	Salmar ASA[1]	2,268,768
1,525,392	Tesco PLC[1]	9,080,008
64,200	Toyo Suisan Kaisha, Ltd.[1]	4,403,995
		52,795,895
	ENERGY — 3.3%
150,803	HF Sinclair Corp.	6,949,002

BBR ALO Fund, LLC

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ENERGY (Continued)
121,328	Landbridge Company LLC	$5,943,859
54,051	Marathon Petroleum Corp.	8,790,314
178,430	Shell PLC[1]	6,587,149
18,894	Texas Pacific Land Corp.	5,426,735
53,478	TotalEnergies SE1	3,492,120
65,268	Valero Energy Corp.	10,624,978
181,266	Weatherford International PLC	14,185,877
		62,000,034
	FINANCIALS — 15.5%
523,400	AIA Group, Ltd.[1]	5,373,344
829,313	AIB Group PLC[1]	8,962,387
190,000	Arch Capital Group, Ltd.*	18,224,800
155,487	AXA SA1	7,481,202
327,539	Bank Leumi Le-Israel[1]	7,228,987
39,469	BAWAG Group AG1	5,980,854
372,794	Beazley PLC[1]	4,178,990
612,400	BOC Aviation, Ltd.[1]	5,728,365
311,463	Brown & Brown, Inc.	24,823,601
40,816	Hingham Institution for Savings	11,590,111
356,643	IG Group Holdings PLC[1]	6,318,857
67,554	KBC Group NV1	8,828,125
42,000	Kinsale Capital Group, Inc.	16,427,040
21,708	London Stock Exchange Group PLC[1]	2,618,297
1,293,920	Medibank Private, Ltd.[1]	4,136,330
393,700	Mitsubishi UFJ Financial Group, Inc.[1]	6,263,124
823,134	NatWest Group PLC[1]	7,228,762
103,133	NN Group N.V.[1]	7,964,247
379,660	Nordea Bank Abp[1]	7,170,046
512,500	Oversea-Chinese Banking Corporation, Ltd.[1]	7,878,481
110,258	Primerica, Inc.	28,486,257
335,500	RLI Corp.	21,465,290
20,606	Royal Bank of Canada[1]	3,513,260
212,916	Scorpio Tankers, Inc.	10,822,520
239,900	Singapore Exchange, Ltd.[1]	3,165,321
172,900	Sumitomo Mitsui Financial Group, Inc.[1]	5,561,795
243,690	Teekay Tankers, Ltd.	13,017,920
50,022	Toronto Dominion Bank[1]	4,714,985
277,481	Tryg A/S1	7,265,271
86,055	UniCredit SPA[1]	7,169,060
100,859	WR Berkley Corp.	7,072,233
		286,659,862

BBR ALO Fund, LLC

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE — 6.5%
47,776	AstraZeneca PLC[1]	$8,876,732
54,400	Chugai Pharmaceutical Co., Ltd.[1]	2,861,459
32,150	Elevance Health, Inc.	11,270,182
48,306	Fresenius SE & Co KGaA[1]	2,779,311
23,637	Galenica AG1	2,913,620
34,903	Humana, Inc.	8,939,705
36,611	IDEXX Laboratories, Inc.*	24,768,440
209,692	Lantheus Holdings, Inc.*	13,955,003
44,194	Molina Healthcare, Inc.*	7,669,427
47,668	Novartis AG1	6,591,487
80,746	Novo Nordisk A/S1	4,129,930
18,762	Roche Holding AG1	7,768,974
115,900	Takeda Pharmaceutical Co., Ltd.[1]	3,575,882
29,190	United Therapeutics Corp.*	14,222,827
		120,322,979
	INDUSTRIALS — 21.4%
83,985	ABB, Ltd.[1]	6,275,034
162,900	Ametek, Inc.	33,444,999
300,954	Amphenol Corp., Class A	40,670,923
409,984	BAE Systems PLC[1]	9,467,968
265,258	Canadian Pacific Kansas City	19,530,946
202,598	Compass Group PLC[1]	6,453,000
342,100	ENEOS Holdings, Inc.[1]	2,416,596
394,585	Fastenal Company	15,834,696
111,154	Gentex Corp.	2,586,554
374,734	Graco, Inc.	30,716,946
266,509	HEICO Corp., Class A	67,274,877
55,000	IDEX Corp.	9,786,700
93,567	Landstar System, Inc.	13,445,578
260,842	Old Dominion Freight Line, Inc.	40,900,026
2,839,700	Persol Holdings Co., Ltd.[1]	5,265,885
64,527	Prysmian SPA[1]	6,547,448
91,000	RBC Bearings, Inc.*	40,807,130
192,194	RELX PLC[1]	7,820,343
118,591	Ryanair Holdings PLC[1]	4,116,485
21,523	Safran SA1	7,519,018
29,205	Schneider Electric SE1	8,058,563
67,503	Stantec, Inc.[1]	6,370,583
30,066	Vinci SA1	4,239,896
119,125	Weir Group PLC[1]	4,567,903
33,095	Wolters Kluwer NV1	3,434,291
		397,552,388

BBR ALO Fund, LLC

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MATERIALS — 5.5%
42,729	Brenntag SE1	$2,487,548
156,477	CF Industries Holdings, Inc.	12,101,931
156,285	Core Natural Resources, Inc.	13,832,785
62,750	Linde PLC[1]	26,755,973
311,557	LyondellBasell Industries - Class A	13,490,418
34,847	Rio Tinto, Ltd.[1]	3,414,466
85,000	Simpson Manufacturing Co, Inc.	13,724,950
184,040	Warrior Met Coal, Inc.	16,226,807
		102,034,878
	REAL ESTATE — 0.4%
630,300	Mitsui Fudosan Co, Ltd.[1]	7,161,312

	TECHNOLOGY — 14.4%
16,454	AppFolio, Inc.*	3,828,023
38,580	Applied Materials, Inc.	9,914,674
4,889	ASML Holding NV1	5,291,583
138,600	BIPROGY, Inc.[1]	4,788,338
104,076	Cisco Systems, Inc.	8,016,974
2,169	Constellation Software, Inc.[1]	5,217,675
104,713	CoStar Group, Inc.*	7,040,902
15,078	Descartes Systems Group, Inc.*	1,321,737
48,307	Euronext NV1	7,263,357
333,119	HP, Inc.	7,421,891
180,044	Intel Corp.	6,643,624
39,709	Interdigital, Inc.	12,642,551
7,609	KLA Corp.	9,245,544
69,854	Lam Research Corp.	11,957,608
46,946	Micron Technology, Inc.	13,398,858
34,772	Moody's Corp.	17,763,276
41,946	MSCI, Inc.	24,065,679
23,780	NICE, Ltd.*	2,688,091
85,100	Nomura Research Institute, Ltd.[1]	3,269,652
152,400	OBIC Co., Ltd.[1]	4,786,630
38,545	SAP SE1	9,433,632
251,400	Sony Group Corp.[1]	6,455,450
32,400	Taiwan Semiconductor Manufacturing Co., Ltd.	9,846,036
63,651	Teledyne Technologies, Inc.*	32,508,475
32,120	Tyler Technologies, Inc.*	14,580,874
119,842	Veeva Systems, Inc. - Class A*	26,752,330
		266,143,464

	UTILITIES — 0.7%
716,817	Enel SPA[1]	$7,474,668
397,852	National Grid PLC[1]	6,118,944
		13,593,612
	TOTAL COMMON STOCKS
	(Cost $1,157,030,404)	1,511,094,308

BBR ALO Fund, LLC

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Number of Units		Value
	INVESTMENT FUNDS — 14.9%
	HWC Long Onshore Fund, LP*	$275,805,942
	TOTAL INVESTMENT FUNDS
	(Cost $222,000,000)	275,805,942

	TOTAL INVESTMENTS — 96.4%
	(Cost $1,379,030,404)	1,786,900,250
	Other Assets in Excess of Liabilities — 3.6%	65,819,316
	TOTAL NET ASSETS — 100.0%	$1,852,719,566

LLC – Limited Liability Company

PLC – Public Limited Company

SP ADR – Sponsored American Depository Receipt

SE – Societas Europea

SA – Société Anonyme

LP – Limited Partnership

1	Foreign security denominated in U.S. Dollars.

2	Partnership is not designated in units. The Fund owns approximately 28.97% of HWC Long Master Fund, LP through its investment in HWC Long Onshore Fund, LP, which invests substantially all of its assets in HWC Long Master Fund, LP, and has contractually waived its right to vote its interests.

*	Non-income producing security.

Additional information on Investment Funds is as follows:

Security	Redemption Permitted	Acquisition Date	Investment Strategy	Redemption Notice Period
HWC Long Onshore Fund, LP	Quarterly	5/1/2024	Long-Only Equities[a]	45 Days

[a]	This investment category includes investment funds that make long-only investments in equity securities that are deemed by investment managers to be undervalued and to present certain sustainable advantages.